Disclosures on shareholdings in accordance with IFRS 12 - Summary of Financial Information of Subsidiaries Including Effect of Purchase Price Allocation and Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of subsidiaries [line items]
Current Assets	€ 316.3	€ 297.8
Current Liabilities	187.9	156.3
Non-current Assets	426.6	384.2
Non-current Liabilities	181.6	178.6
Revenue	872.0	703.2	€ 537.1
Earnings before income taxes	(44.4)	(27.6)	(39.5)
Taxes on income and earnings	1.6	(1.9)	(3.6)
Profit/(Loss) after taxes	(46.0)	(25.6)	(35.9)
Other comprehensive income	1.1	0.1	(1.1)
Total comprehensive income	(44.9)	(25.5)	(37.0)
Loss attributable to NCI	0.0	(0.9)	(3.1)
Cash flow from operating activities	(30.4)	(4.2)	(22.1)
Cash flow from investing activities	(31.6)	(28.0)	(29.1)
Cash flow from financing activities	17.1	19.7	142.9
Net change in cash and cash equivalents	(44.8)	(12.5)	91.7
Cash and cash equivalents at the beginning of the reporting period	95.6	108.1	16.4
Cash and cash equivalents at the end of the reporting period	50.7	95.6	108.1
Tennis Point GmbH [Member]
Disclosure of subsidiaries [line items]
Current Assets		42.5
Current Liabilities		63.6
Current net assets		(21.1)
Non-current Assets		57.6
Non-current Liabilities		4.5
Non-current net assets		53.1
Total net assets		32.0
Total net assets attributable to NCI		3.7
Revenue		101.1	95.6
Earnings before income taxes		(8.2)	(5.2)
Taxes on income and earnings		2.2	1.1
Profit/(Loss) after taxes		(5.9)	(4.1)
Other comprehensive income		0.1	0.0
Total comprehensive income		(5.9)	(4.1)
Loss attributable to NCI		(0.8)	(0.4)
Cash flow from operating activities		1.7	6.3
Cash flow from investing activities		(4.0)	(10.0)
Cash flow from financing activities		2.9	7.8
Net change in cash and cash equivalents		0.6	4.1
Cash and cash equivalents at the beginning of the reporting period	9.2	8.6	4.5
Effects of changes in interest rates on cash and cash equivalents		0.0	0.0
Cash and cash equivalents at the end of the reporting period		9.2	8.6
Cash and cash equivalents attributable to NCI		1.1	1.0
Signa Sports Online GmbH [Member]
Disclosure of subsidiaries [line items]
Current Assets		157.0
Current Liabilities		91.2
Current net assets		65.8
Non-current Assets		278.8
Non-current Liabilities		182.3
Non-current net assets		96.5
Total net assets		162.2
Total net assets attributable to NCI		(3.5)
Revenue		495.1	359.5
Earnings before income taxes		(1.3)	(21.9)
Taxes on income and earnings		(0.8)	3.5
Profit/(Loss) after taxes		(2.2)	(18.4)
Other comprehensive income		0.0	(1.1)
Total comprehensive income		(5.8)	(19.5)
Loss attributable to NCI		(0.1)	(2.0)
Cash flow from operating activities		24.4	(10.6)
Cash flow from investing activities		(13.9)	(10.9)
Cash flow from financing activities		21.3	20.0
Net change in cash and cash equivalents		31.8	(1.4)
Cash and cash equivalents at the beginning of the reporting period	€ 40.5	8.6	10.1
Effects of changes in interest rates on cash and cash equivalents		0.0	0.0
Cash and cash equivalents at the end of the reporting period		40.5	8.6
Cash and cash equivalents attributable to NCI		€ 5.2	€ 1.1